Quarterly financial data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2023
Quarterly Financial Data [Abstract]
Summary of quarterly financial information
Summarized quarterly financial information for 2023 and 2022 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(dollars in thousands)
2023
Operating revenues	$389,453	$389,389	$500,776	$460,567
Operating margin	57,006	49,987	92,317	77,756
Net margin	24,410	18,414	27,127	(4,161)
2022
Operating revenues	$420,442	$533,128	$704,265	$472,302
Operating margin	57,845	54,269	64,553	17,384
Net margin	21,980	18,167	32,097	(10,540)